Disaggregation of Revenue - Schedule of Financial Information Concerning our Geographic Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Information Concerning our Geographic Segments [Line Items]
Total geographic segments revenue	$ 314,916	$ 289,166	$ 319,804
Southeast Asia [Member]
Schedule of Financial Information Concerning our Geographic Segments [Line Items]
Total geographic segments revenue	30,908	37,096	77,068
East Asia [Member]
Schedule of Financial Information Concerning our Geographic Segments [Line Items]
Total geographic segments revenue	254,245	252,070	242,736
Middle East [Member]
Schedule of Financial Information Concerning our Geographic Segments [Line Items]
Total geographic segments revenue	$ 29,763